Accounts Receivable - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 27, 2020	Jun. 28, 2020	Mar. 29, 2020	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Receivables [Abstract]
Accounts receivable, net	$ 17,551			$ 16,108	$ 10,236
Allowance for doubtful accounts	$ 241	$ 154	$ 188	$ 304	$ 0	$ 23